OTHER REAL ESTATE OWNED Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned [Abstract]
Other Real Estate Owned [Table Text Block]
A summary of expenses applicable to other real estate operations for the years ended December 31, 2012, 2011 and 2010, is as follows:

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Net loss from sales or write-downs of other real estate owned, net	$60	$236	$534
Other real estate expense, net of rental income	441	540	296
Expense from other real estate operations, net	$501	$776	$830